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                                                                  [THE HARTFORD]

June 3, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Division of Investment Management

RE: Hartford Life and Annuity Insurance Company
    Separate Account VL II
    Post-Effective Amendment No. 4
    File No. 333-148815

Ladies and Gentlemen:

Pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933 ("1933 Act") we are electronically filing via EDGAR a copy of the above referenced Registration Statement filed on Form N-6.

If you have any questions, please feel free to contact me at (860) 843-8335.

Very truly yours,

/s/ Lisa Proch

Lisa Proch
Assistant Vice President
and Senior Counsel

Enclosures